Operating Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Operating revenues	$ 511,667	$ 493,339	$ 405,346
Operating revenues from Luna Pool collaborative arrangements	0	7,355	22,101
Operating revenues from Unigas Pool	55,012	50,043	46,345
Total operating revenues	566,679	550,737	473,792
Time charters
Disaggregation of Revenue [Line Items]
Operating revenues	336,754	317,010	245,645
Voyage charters
Disaggregation of Revenue [Line Items]
Operating revenues	174,913	176,329	159,701
Operating revenues from Luna Pool collaborative arrangements	$ 0	$ 7,355	$ 22,101